Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense [Abstract]
Current Federal (Benefit) Expense	$ 1,335,337	$ 156,642	$ (6,114)
Deferred Federal Expense	1,932,950	2,178,222	1,204,439
Federal Income Tax Expense	3,268,287	2,334,864	1,198,325
Current State Income Tax Expense	0	0	2,526
Federal and State Income Tax Expense	3,268,287	2,334,864	1,200,851
Difference between financial statement tax expense and amount computed by applying the federal statutory rates to income before income taxes [Abstract]
Statutory Federal Income Taxes	3,671,971	2,367,729	1,306,331
Tax-Exempt Interest	(74,138)	(104,307)	(89,983)
Premiums on Officers' Life Insurance	(186,712)	(111,749)	(59,603)
Meal and Entertainment Disallowance	14,044	15,319	14,574
Other	(156,878)	167,872	27,006
Federal Income Tax Expense	3,268,287	2,334,864	1,198,325
Deferred Tax Assets [Abstract]
Allowance for Loan Losses	2,992,787	4,014,035
Other Real Estate	1,178,278	1,404,812
Deferred Compensation	287,365	303,380
Investments	340,000	340,000
Goodwill	256,714	301,238
Net Operating Loss Carryforward	0	730,484
Other	427,924	343,919
Total Deferred Tax Assets	5,483,068	7,437,868
Deferred Tax Liabilities [Abstract]
Premises and Equipment	(1,299,216)	(1,322,377)
Other	(4,185)	(2,874)
Total Deferred Tax Liabilities	(1,303,401)	(1,325,251)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	2,495,896	4,550,362
Net Deferred Tax Assets	6,675,563	10,662,979
Unrecognized Taxes [Abstract]
Balance, Beginning	42,327	38,676	33,368
Position Taken During the Current Year	0	7,247	11,794
Reductions Resulting from Lapse of Statutes of Limitation	42,327	(3,596)	(6,486)
Balance, Ending	0	42,327	38,676
Net increase (decrease) in income tax expense	$ (42,327)	$ 3,651